Investments in Unconsolidated Subsidiaries (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended			0 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Unconsolidated subsidiaries [Member]	Dec. 31, 2013 Unconsolidated subsidiaries [Member] Minimum [Member]	Dec. 31, 2013 Unconsolidated subsidiaries [Member] Maximum [Member]	Dec. 31, 2013 Unconsolidated subsidiaries [Member] Eastern Europe, Middle East & Africa [Member]	Sep. 30, 2013 AITA [Member]	Dec. 31, 2013 AITA [Member]	Dec. 31, 2013 STAEM [Member]	Dec. 31, 2013 Megapolis [Member]	Dec. 31, 2013 Other Unconsolidated Subsidiaries [Member]	Dec. 31, 2012 Other Unconsolidated Subsidiaries [Member]	Dec. 31, 2013 Other Unconsolidated Subsidiaries [Member] Minimum [Member]	Dec. 31, 2012 Other Unconsolidated Subsidiaries [Member] Minimum [Member]	Dec. 31, 2013 Other Unconsolidated Subsidiaries [Member] Maximum [Member]	Dec. 31, 2012 Other Unconsolidated Subsidiaries [Member] Maximum [Member]	Dec. 31, 2013 Equity Method Investment Goodwill
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated subsidiaries	$ 1,536	$ 24									$ 42	$ 24					$ 519
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			579
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Amortization Period				4 years	20 years
Equity Method Investment, Ownership Percentage								49.00%	25.00%	20.00%			40.00%	40.00%	50.00%	50.00%
Payments to Acquire Equity Method Investments							625			750
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										100
Contingent Consideration Measurement Period										4 years
Investments In Unconsolidated Subsidiaries Notes Receivable										100
Equity Method Investments Discounted Liability										86
Business Combination, Contingent Consideration, Liability						86
Accounts Receivable, Related Parties, Current						470
Notes Receivable, Related Parties						100
Revenue from Related Parties						$ 345